Segment reporting - Schedule of Detailed Information about Revenue from Transactions with Individual Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A
Disclosure of major customers [line items]
Revenue	$ 144,384	$ 9,430	$ 17,940
Percentage of entity's revenue	29.50%	10.30%	21.60%
Customer B
Disclosure of major customers [line items]
Revenue	$ 72,105	$ 46,954	$ 38,376
Percentage of entity's revenue	14.70%	51.40%	46.20%
Customer C
Disclosure of major customers [line items]
Revenue	$ 26,094	$ 8,876	$ 12,840
Percentage of entity's revenue	5.30%	9.70%	15.50%
Customer D
Disclosure of major customers [line items]
Revenue	$ 72,339	$ 16,556	$ 0
Percentage of entity's revenue	14.80%	18.10%	0.00%
Customer E
Disclosure of major customers [line items]
Revenue	$ 101,862	$ 0	$ 0
Percentage of entity's revenue	20.80%	0.00%	0.00%